The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Jennison Mid Cap Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 26, 2017 (Accession No. 0001193125-17-212522), which is incorporated herein by reference.